Property, Plant and Equipment - Narrative (Details) € in Millions, premise in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) data_center city premise	Dec. 31, 2020 EUR (€)	Jul. 21, 2021 data_center	May 07, 2021 data_center	May 07, 2021 site
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 3,880	€ 4,091
5G network population coverage (in percentage)	81.00%
Impairment loss recognised in other comprehensive income, property, plant and equipment	€ 5	275
Transfers and others	(416)	(4,039)
Acquisitions through business combinations, property, plant and equipment	15
Business Sale	€ 383
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC
Disclosure of detailed information about property, plant and equipment [line items]
Number of data centers sold				4	4
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Spain
Disclosure of detailed information about property, plant and equipment [line items]
Number of data centers sold | data_center	2		2	2
Nabiax
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others	€ 53
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 1,155	1,135
Number of premises covered by fiber optic roll out | premise	26.0
Telefónica United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 366	737
Portion of additions until date of reclassification to held-for-sale		253
Transfers and others		3,290
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 913	814
Number of cities with 5G network | city	200
Population coverage by 5G networks (in percentage)	30.00%
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 1,049	1,048
Population covered in 4G network (in percentage)	93.00%
Number of premises covered by FTTH network | premise	19.5
Telefónica Hispam
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment	€ 680	684
Telefónica México
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in depreciation, property, plant and equipment	47	204
Telxius Group
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others		766
Telefónica Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in other comprehensive income, property, plant and equipment		€ 269
Telefónica El Salvador
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others	70
Cancom Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment	15
InfraCo, SpA
Disclosure of detailed information about property, plant and equipment [line items]
Business Sale	158
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Business Sale	126
Sale of data center businesses | InfraCo, SpA
Disclosure of detailed information about property, plant and equipment [line items]
Business Sale	36
Sale of data center businesses | Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Business Sale	€ 63